Business Combination, Significant Transaction and Sale of Business (Details 6) - Knowledge Price [Member] $ in Thousands	Dec. 31, 2017 USD ($)
Disclosure of detailed information about business combination [line items]
Net assets	$ 780
Intangible assets	2,417
Deferred taxes	(363)
Goodwill	3,195
Net assets acquired	$ 6,029